AST Multi-Asset Diversified Portfolio Annual Fund Operating Expenses - AST Multi-Asset Diversified Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
No Share Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.03%	[1]
Acquired Fund Fees and Expenses	0.12%	[1]
Expenses (as a percentage of Assets)	1.01%	[1]
Fee Waiver or Reimbursement	(0.11%)	[1]
Net Expenses (as a percentage of Assets)	0.90%	[1],[2]

[1]	Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (both before and after fee waiver and/or expense reimbursement) in the Portfolio’s Financial Highlights are attributable to Acquired Fund Fees and Expenses, which are not required to be disclosed in the Portfolio’s Financial Highlights.
[2]	The Manager has contractually agreed to waive 0.05% of its investment management fee through June 30, 2027. In addition, the Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other affiliated funds to the Portfolio due to the Portfolio’s investment in any such portfolios/funds. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.